Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Schedule of financial statements including discontinued operations
Year ended December 31,
2018

Revenue	$156
Cost of Revenue
Hardware	504
504
Gross Deficit	(348)
Expenses
General and administrative	551
Depreciation	9
560
Loss from Discontinued Operations	$(908)

The balance sheet of discontinued operations as at December 31, 2018 is as follows: (in thousands)

December 31,
2018

Current assets
Cash	$18
Accounts Receivable	111
129
Property and equipment	36
$165
Current liabilities
Accounts payable	$1
Loans payable	300
$301
Shareholder deficiency	(136)
$165

The Company accounted for the operations of this business segment as discontinued operations. The 2017 statement of operations include discontinued operations as follows (in thousands)

Year ended December 31,
2017

Revenue	$496
Cost of Revenue	1,012
Gross Deficit	(516)
Expenses
General and administrative	998
Depreciation	5
Research and development	255
1,258
Impairment Loss	(622)
Income Taxes	21
Loss from Discontinued Operations	$(2,375)